Results for the Year - Geographical Areas (Details) kr in Millions	12 Months Ended
	Dec. 31, 2021 DKK (kr) item	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)
Disclosure of geographical areas [line items]
Revenue	kr 8,482	kr 10,111	kr 5,366
Non-current assets	kr 1,256	1,094	895
Number of business unit | item	1
DENMARK
Disclosure of geographical areas [line items]
Revenue	kr 8,482	10,111	5,366
Non-current assets	269	344	475
NETHERLANDS
Disclosure of geographical areas [line items]
Non-current assets	422	380	336
UNITED STATES
Disclosure of geographical areas [line items]
Non-current assets	470	kr 370	kr 84
JAPAN
Disclosure of geographical areas [line items]
Non-current assets	kr 95